ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2014
ASSET RETIREMENT OBLIGATION
ASSET RETIREMENT OBLIGATION

9) ASSET RETIREMENT OBLIGATION

At December 31, 2014 Enerplus estimated the present value of its asset retirement obligation to be $288.7 million (December 31, 2013 – $291.8 million) based on a total undiscounted liability of $730.9 million (December 31, 2013 – $720.6 million). The asset retirement obligation was calculated using a weighted credit-adjusted risk-free rate of 5.92% at December 31, 2014 (December 31, 2013 – 5.96%). Enerplus' asset retirement obligation expenditures are expected to be incurred over the next 65 years with the majority between 2029 and 2054. For the year-ended December 31, 2013, changes in estimate related to increases in estimated future abandonment and reclamation costs.

($ thousands)	December 31, 2014	December 31, 2013

Balance, beginning of year	$291,761	$256,102
Change in estimates	4,378	44,217
Property acquisition and development activity	1,778	1,454
Divestments	(4,313)	(8,362)
Settlements	(19,409)	(16,606)
Accretion expense	14,497	14,956

Balance, end of year	$288,692	$291,761